Rule 497(k)

Registration Nos. 333-174332 and 811-22559

First Trust Exchange-Traded Fund IV

(the “Trust”)

First Trust Structured Credit Income Opportunities ETF

(the “Fund”)

Supplement To the Fund’s Prospectus, Summary Prospectus and
Statement of Additional Information

June 1, 2026

Notwithstanding anything to the contrary in the Fund’s Prospectus, Summary Prospectus or Statement of Additional Information, Buo Zhang, Portfolio Manager of First Trust Advisors L.P. (“First Trust”), and Samuel Cecil, Portfolio Manager of First Trust, are members of the Fund’s portfolio management team beginning on or about June 1, 2026.

Ms. Zhang is a Portfolio Manager for the First Trust Government & Securitized Products Group focused primarily on CLOs. She has over 18 years of investment research and trading experience. Prior to joining First Trust in March 2025, Ms. Zhang worked at Nuveen Asset Management as a Managing Director focused on structuring and trading CLOs. Prior to Nuveen, Ms. Zhang worked at Credit Suisse Asset Management (now UBS Asset Management) as a Director in the Credit Investments Group where she worked in various capacities including as an investment analyst as well as structuring and trading structured products. Ms. Zhang holds a B.S. in Finance and Accounting from the Stern School of Business at New York University.

Mr. Cecil is a Portfolio Manager for the First Trust Government & Securitized Products Group.  He has over 13 years of research, investment and banking experience. At First Trust, he is primarily focused on the US Housing and Non-Agency Residential Mortgage Markets.  Prior to joining First Trust in 2021, Mr. Cecil spent the majority of his career at Wells Fargo Securities with roles in both Non-Agency RMBS Research and Structured Real Estate. Mr. Cecil holds a B.A. in Economics from Columbia University and an MBA from Wake Forest University’s Babcock Graduate School of Management.

As of June 1, 2026, Buo Zhang and Samuel Cecil managed the investment vehicles with the number of accounts and assets set forth in the table below:

Portfolio Managers	Registered Investment Companies Number of Accounts ($ Assets)	Other Pooled Investment Vehicles Number of Accounts ($ Assets)	Other Accounts Number of Accounts ($ Assets)	Registered Investment Companies With Performance Fees Number of Accounts ($ Assets)	Other Pooled Investment Vehicles With Performance Fees Number of Accounts ($ Assets)	Other Accounts With Performance Fees Number of Accounts ($ Assets)
Buo Zhang	1 ($6,399,107,078)	N/A	N/A	N/A	N/A	N/A
Samuel Cecil	1 ($181,990,000)	N/A	N/A	N/A	N/A	N/A

Please Keep this Supplement with your Fund’s Prospectus, Summary Prospectus and Statement of Additional Information for Future Reference